Contents of Significant Accounts - Summary of Balances of Contract Assets and Contract Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Jan. 01, 2022 TWD ($)
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ 739,528		$ 373,318	$ 319,621
Contract liabilities, current	3,250,712	$ 106,163	3,546,815	3,441,754
Contract liabilities, non-current	430,640	$ 14,064	438,188	641,386
Contract liabilities	3,681,352		3,985,003	4,083,140
Sales of Goods and Services [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	1,132,477		766,691	677,326
Contract liabilities	3,681,352		3,985,003	4,083,140
Loss allowance [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ (392,949)		$ (393,373)	$ (357,705)